RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Entities controlled by directors (non-interest-bearing)	$ 110,069	$ 82,328
Due to related parties	$ 110,069	$ 82,328